As filed with the Securities and Exchange Commission on April 7, 2017

Securities Act File No. 333-214364

Investment Company Act No. 811-23207

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 1

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 4

Brinker Capital Destinations Trust

(Exact Name of Registrant as Specified in Charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of Principal Executive Offices, Zip Code)

(610) 407-8348

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement becomes effective

(Approximate Date of Proposed Public Offering)

It is proposed that this filing become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-214364 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 7th day of April, 2017.

Brinker Capital Destinations Trust

/s/ Jason B. Moore
Jason B. Moore
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURES	TITLE	DATE

/s/ Jason B. Moore Jason B. Moore	President	April 7, 2017

/s/ Philip F. Green, Jr. Philip F. Green, Jr.	Chief Financial Officer	April 7, 2017

* Joseph V. Del Raso	Chairman of the Board	April 7, 2017

* John E. Coyne III	Trustee	April 7, 2017

* Ellyn L. Brown	Trustee	April 7, 2017

* J. Scott Coleman	Trustee	April 7, 2017

* Nicholas Marsini, Jr.	Trustee	April 7, 2017

* Gregory E. McGowan	Trustee	April 7, 2017

*By:	/s/ Jason B. Moore
Jason B. Moore
Attorney-in-Fact
April 7, 2017

EXHIBIT INDEX

INDEX NUMBER	DESCRIPTION OF INDEX
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Document
EX-101.DEF	XBRL Taxonomy Extension Definition Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase